United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/08

Date of Reporting Period:  Quarter ended 7/31/08

Item 1.                      Schedule of Investments

Federated Muni and Stock Advantage Fund

Portfolio of Investments

July 31, 2008 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS--29.0%
		Consumer Discretionary--2.0%
44,080		American Eagle Outfitters, Inc.	$617,120
46,430		CBS Corp. - Class B	759,595
51,780		Home Depot, Inc.	1,233,917
32,160		KB HOME	565,694
237,280		Leggett and Platt, Inc.	4,626,960
89,980		Macy's, Inc.	1,692,524
73,630		Mattel, Inc.	1,476,281
202,150		Regal Entertainment Group	3,365,798
		TOTAL	14,337,889
		Consumer Staples--3.5%
43,630		Coca-Cola Co.	2,246,945
63,030		Kimberly-Clark Corp.	3,645,025
45,316		Kraft Foods, Inc., Class A	1,441,955
46,990		Nu Skin Enterprises, Inc.	759,358
44,810		PepsiCo, Inc.	2,982,553
97,550		Procter & Gamble Co.	6,387,574
25,590		SUPERVALU, Inc.	655,616
70,860		Sysco Corp.	2,009,590
92,100		Wal-Mart Stores, Inc.	5,398,902
		TOTAL	25,527,518
		Energy--5.1%
18,130		BP PLC, ADR	1,113,907
7,120		CNOOC Ltd., ADR	1,049,346
75,790		Chevron Corp.	6,408,802
64,140		ConocoPhillips	5,235,107
47,160		ENI S.p.A, ADR	3,178,584
15,810		EnCana Corp.	1,141,324
91,910		Exxon Mobil Corp.	7,392,321
29,330		Marathon Oil Corp.	1,450,955
75,540		Royal Dutch Shell PLC	5,347,477
59,000		Total SA, ADR, Class B	4,513,500
		TOTAL	36,831,323
		Financials--4.8%
73,210		Ace, Ltd.	3,711,747
54,920		Aspen Insurance Holdings Ltd.	1,394,419
47,530		BB&T Corp.	1,331,790
56,001		Bank of America Corp.	1,842,433
18,400		Comerica, Inc.	528,448
56,350		Fifth Third Bancorp	787,209
32,850		Gallagher (Arthur J.) & Co.	835,375
4,640		Goldman Sachs Group, Inc.	853,946
28,840		Hartford Financial Services Group, Inc.	1,828,168
167,750		Huntington Bancshares, Inc.	1,177,605
82,290		J.P. Morgan Chase & Co.	3,343,443
21,780		Morgan Stanley	859,874
55,460		Nationwide Financial Services, Inc., Class A	2,570,571
71,540		New York Community Bancorp, Inc.	1,188,995
18,300		PNC Financial Services Group	1,304,607
32,760		PartnerRe Ltd.	2,303,683
79,810		Protective Life Corp.	2,869,968
58,890		The Travelers Cos, Inc.	2,598,227
86,460		U.S. Bancorp	2,646,541
21,160		Wells Fargo & Co.	640,513
		TOTAL	34,617,562
		Health Care--2.8%
61,980		Bristol-Myers Squibb Co.	1,309,018
73,620		Johnson & Johnson	5,040,761
55,820		Lilly (Eli) & Co.	2,629,680
418,040		Pfizer, Inc.	7,804,807
96,740		Wyeth	3,919,905
		TOTAL	20,704,171
		Industrials--3.1%
41,810		3M Co.	2,943,006
11,530		Dover Corp.	572,234
20,460		Eaton Corp.	1,453,478
48,410		General Electric Co.	1,369,519
45,100		Illinois Tool Works, Inc.	2,112,935
95,650		Northrop Grumman Corp.	6,445,853
54,450		Tata Motors Ltd., Spon. ADR	509,108
52,920		United Parcel Service, Inc.	3,338,194
29,000		United Technologies Corp.	1,855,420
61,470		Waste Management, Inc.	2,184,644
		TOTAL	22,784,391
		Information Technology--2.1%
26,910		Analog Devices, Inc.	821,024
47,870		Applied Materials, Inc.	829,109
41,430		Automatic Data Processing, Inc.	1,769,475
52,020		Intel Corp.	1,154,324
14,670		International Business Machines Corp.	1,877,467
57,680		Maxim Integrated Products, Inc.	1,132,835
37,960		Microchip Technology, Inc.	1,212,063
145,720		Seagate Technology Holdings	2,181,428
250,075		Taiwan Semiconductor Manufacturing Co., ADR	2,375,708
74,830		Telefonaktiebolaget LM Ericsson, ADR, Class B	784,218
44,990		Xilinx, Inc.	1,117,102
		TOTAL	15,254,753
		Materials--1.2%
26,310		Alcoa, Inc.	887,962
17,090		Dow Chemical Co.	569,268
7,200		Freeport-McMoRan Copper & Gold, Inc.	696,600
59,460		International Paper Co.	1,648,231
24,350		PPG Industries, Inc.	1,476,584
46,430		Packaging Corp. of America	1,184,894
26,930		Rohm & Haas Co.	2,019,750
		TOTAL	8,483,289
		Telecommunication Services--2.5%
196,860		AT&T, Inc.	6,065,257
34,010	[1]	BCE, Inc.	1,290,339
54,410		Deutsche Telekom AG, ADR	939,117
229,450		NTT Docomo, Inc. - Spon. ADR	3,774,452
83,560		Verizon Communications	2,844,382
81,200		Vodafone Group PLC, ADR	2,178,596
91,288		Windstream Corp.	1,088,153
		TOTAL	18,180,296
		Utilities--1.9%
61,570		AGL Resources, Inc.	2,127,859
14,210		Ameren Corp.	583,889
47,050		Aqua America, Inc.	745,742
45,260		CenterPoint Energy, Inc.	713,750
23,040		Energy East Corp.	575,770
34,270		Integrys Energy Group, Inc.	1,749,826
282,570		NiSource, Inc.	4,826,296
17,910		Pinnacle West Capital Corp.	601,239
13,870		Progress Energy, Inc.	586,840
37,990		SCANA Corp.	1,374,858
		TOTAL	13,886,069
		TOTAL COMMON STOCKS (IDENTIFIED COST $212,377,805)	210,607,261
		MUNICIPAL BONDS--66.8%
		Alabama--0.7%
$2,000,000		Birmingham-Baptist Medical Centers, AL Special Care Facilities Financing Authority, (Baptist Health System of Birmingham), Revenue Bonds (Series 2005A), 5.000%, 11/15/2030	1,716,280
1,050,000		Courtland, AL IDB, (International Paper Co.), PCRBs (Series 2005A), 5.000%, 06/01/2025	883,512
1,000,000		Mobile, AL Water & Sewer Commissioners Board, Water & Sewer Revenue Bonds (Series 2002), 5.250%, (FGIC INS), 01/01/2020	1,025,000
1,370,000		Montgomery, AL BMC Special Care Facilities Finance Authority, (Health Care Authority for Baptist Health, AL), Revenue Refunding Bonds (Series 2004-C), 5.125%, 11/15/2024	1,309,391
		TOTAL	4,934,183
		Alaska--0.1%
1,000,000		Alaska Municipal Bond Bank, Revenue Bonds, 5.250%, (MBIA Insurance Corp. INS), 12/01/2022	1,036,710
		Arizona--2.3%
4,145,000		Arizona State University, COP (Series 2005A), 5.000%, (AMBAC INS), 09/01/2027	4,160,958
5,525,000		Phoenix, AZ Civic Improvement Corp., Excise Tax Revenue Bonds, 5.000%, (FGIC INS), 07/01/2030	5,438,036
4,315,000		Phoenix, AZ Civic Improvement Corp., Senior Lien Airport Revenue Refunding Bonds (Series 2008C), 5.000%, 07/01/2022	4,413,080
2,000,000		Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2008A), 5.000%, 01/01/2028	2,052,820
850,000		Tempe, AZ IDA, (Friendship Village of Tempe), Senior Living Refunding Revenue Bonds (Series 2004A), 5.375%, 12/01/2013	825,903
		TOTAL	16,890,797
		Arkansas--0.3%
1,000,000		Independence County, AR, (Entergy Arkansas, Inc.), PCRBs (Series 2005), 5.000%, 01/01/2021	939,110
1,000,000		University of Arkansas, Revenue Bonds (Series 2004B), 5.000%, (MBIA Insurance Corp. INS), 11/01/2026	1,010,620
		TOTAL	1,949,730
		California--3.2%
2,000,000		California Educational Facilities Authority, (California College of the Arts), Revenue Bonds (Series 2005), 5.000%, 06/01/2035	1,711,100
570,000		California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	585,857
3,000,000		California State Public Works Board, (California State), Lease Revenue Refunding Bonds (Series 2005J: Corcoran Facility), 5.000%, 01/01/2021	3,048,180
315,000		California State, UT GO Bonds, 5.250%, 02/01/2019	326,044
70,000		California State, UT GO Bonds, 5.500%, (United States Treasury PRF 4/1/2014@100), 04/01/2030	78,454
1,265,000		California State, UT GO Bonds, 5.500%, (United States Treasury PRF 4/1/2014@100), 04/01/2030	1,417,774
1,500,000		California State, Various Purpose UT GO Bonds, 5.125%, 11/01/2024	1,520,190
250,000		California State, Various Purpose UT GO Bonds, 5.250%, 11/01/2018	261,457
900,000		California State, Various Purpose UT GO Bonds, 5.000%, 11/01/2021	914,544
300,000		California State, Various Purpose UT GO Bonds, 5.250%, 11/01/2019	311,631
165,000		California State, Various Purpose UT GO Bonds, 5.500%, (United States Treasury PRF 4/1/2014@100), 04/01/2030	184,927
1,000,000		California State, Various Purpose UT GO Bonds, 5.500%, 03/01/2026	1,048,520
1,220,000	[2]	California Statewide Communities Development Authority, (Thomas Jefferson School of Law), Refunding Revenue Bonds (Series 2005B), 4.875%, (United States Treasury PRF 10/1/2015@100), 10/01/2031	1,279,414
695,000		Central Unified School District, CA, UT GO Bonds (Series 2004A), 5.500%, (United States Treasury PRF 7/1/2014@100), 07/01/2023	770,248
860,000		Glendale, CA Unified School District, UT GO Bonds (Series 2003F), 5.000%, (MBIA Insurance Corp. INS), 09/01/2023	880,098
1,000,000		Golden State Tobacco Securitization Corp., CA, (California State), Tobacco Settlement Enhanced Asset Backed Revenue Bonds (Series 2003B), 5.375%, (United States Agency PRF 6/1/2010@100), 06/01/2028	1,048,230
1,595,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.750%, 06/01/2047	1,304,678
1,000,000		Trustees of the California State University, Revenue Bonds (Series A), 5.125%, (AMBAC INS), 11/01/2026	1,004,650
4,000,000		University of California, LT Project Revenue Bonds (2005 Series B), 5.000%, (FSA INS), 05/15/2023	4,098,600
1,545,000		Yucaipa Valley Water District, CA, Water System Revenue COP (Series 2004A), 5.250%, (MBIA Insurance Corp. INS), 09/01/2023	1,586,159
		TOTAL	23,380,755
		Colorado--1.9%
1,250,000		Colorado Educational & Cultural Facilities Authority, (Colorado University Lab), Revenue Bonds, 5.250%, (XL Capital Assurance Inc. INS), 06/01/2024	1,236,662
1,500,000		Colorado Educational & Cultural Facilities Authority, (Peak to Peak Charter School Project), Refunding Revenue Bonds, 5.250%, (XL Capital Assurance Inc. INS), 08/15/2019	1,523,910
1,000,000		Colorado Health Facilities Authority, (Christian Living Communities), Revenue Bonds (Series 2006A), 5.750%, 01/01/2037	856,420
4,250,000		Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), Revenue Bonds (Series 2005), 5.000%, 12/01/2035	3,467,363
760,000		Colorado Health Facilities Authority, (Evangelical Lutheran Good Samaritan Society), Health Facilities Revenue Bonds (Series 2004A), 5.250%, 06/01/2034	691,114
495,000		Colorado Health Facilities Authority, (Evangelical Lutheran Good Samaritan Society), Health Facilities Revenue Bonds (Series 2005), 5.250%, 06/01/2023	474,769
1,250,000		Conservatory Metropolitan District, CO, LT GO Bonds, 6.750%, (United States Treasury PRF 12/1/2013@102), 12/01/2034	1,474,375
900,000		Denver, CO Convention Center Hotel Authority, Revenue Bonds (Series A), 5.000%, (United States Treasury PRF 12/1/2013@100), 12/01/2021	964,800
1,000,000		Denver, CO Health & Hospital Authority, Revenue Bonds, 6.250%, (United States Treasury PRF 12/1/2014@100), 12/01/2033	1,159,690
1,750,000		Eagle Bend, CO Metropolitan District No. 2, Refunding & Improvement LT GO Bonds, 5.250%, (Radian Asset Assurance INS), 12/01/2023	1,697,885
		TOTAL	13,546,988
		Connecticut--1.3%
600,000		Connecticut State HEFA, (Eastern Connecticut Health Network), Revenue Bonds (Series 2005C), 5.125%, (Radian Asset Assurance INS), 07/01/2030	548,700
8,000,000		Connecticut State, GO Bonds (Series 2008A), 5.000%, 04/15/2017	8,730,240
		TOTAL	9,278,940
		Delaware--0.0%
200,000		Delaware Health Facilities Authority, (Beebe Medical Center), Refunding Revenue Bonds (Series 2004A), 5.500%, 06/01/2024	191,624
		District of Columbia--1.8%
3,000,000		District of Columbia Hospital Authority, (Children's Hospital Obligated Group), Hospital Revenue Bonds (Series 2008), 5.250%, (Assured Guaranty Corp. INS), 07/15/2038	2,942,190
1,000,000		District of Columbia Water & Sewer Authority, Public Utility Subordinated Lien Revenue Refunding Bonds (Series 2008A), 5.000%, (Assured Guaranty Corp. INS), 10/01/2023	1,028,040
3,780,000		District of Columbia, Refunding UT GO Bonds (Series 2005B), 5.000%, (FSA INS), 06/01/2027	3,805,855
5,000,000		District of Columbia, UT GO Bonds (Series 2004A), 5.000%, (FSA INS), 06/01/2025	5,054,450
		TOTAL	12,830,535
		Florida--4.7%
5,250,000		Alachua County, FL Health Facilities Authority, (Shands Teaching Hospital and Clinics, Inc.), Revenue Bonds (Series 2007A), 2.667%, 12/01/2037	3,688,125
900,000		Broward County, FL Educational Facilities Authority, (Nova Southeastern University), Educational Facilities Revenue Bonds (Series 2004B), 5.600%, 04/01/2029	876,294
650,000		East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2005), 5.450%, 05/01/2036	528,671
10,000,000		Florida State Board of Education, UT GO Bonds (Series 2002F), 5.000%, (MBIA Insurance Corp. INS), 06/01/2032	10,037,600
2,275,000		Florida State Department of Children & Families, (Florida State), (South Florida Evaluation Treatment Center) COP, 5.000%, 10/01/2020	2,337,153
3,000,000		Florida State Education System, Facilities Revenue Bonds (Series 2005A), 5.000%, (MBIA Insurance Corp. INS), 05/01/2027	2,992,530
500,000		Highlands County, FL Health Facilities Authority, (Adventist Health (United States Treasury PRF 11/15/2012@100), System/ Sunbelt Obligated Group), Hospital Revenue Bonds (Series 2002B), 5.250%, 11/15/2023	541,480
750,000		Miami Beach, FL Health Facilities Authority, (Mt. Sinai Medical Center, FL), Hospital Revenue Bonds (Series 2001A), 6.700%, 11/15/2019	761,985
500,000		Miami, FL Health Facilities Authority, (Catholic Health East), Health System Revenue Bonds (Series 2003B), 5.125%, 11/15/2024	489,425
1,100,000		Miami-Dade County, FL Aviation, Revenue Bonds (Series 2008B), 5.000%, (Assured Guaranty Corp. INS), 10/01/2023	1,114,806
5,000,000		Miami-Dade County, FL School Board, COP (Series 2008B), 5.250%, (Assured Guaranty Corp. INS), 05/01/2019	5,306,750
415,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.000%, 05/01/2020	384,203
1,130,000		St. Johns County, FL IDA, (Presbyterian Retirement Communities ), First Mortgage Revenue Bonds (Series 2004A), 5.850%, 08/01/2024	1,133,469
1,755,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.400%, 05/01/2037	1,459,686
665,000		Tuscany Reserve Community Development District, FL, Capital Improvement Revenue Bonds (Series 2005B), 5.250%, 05/01/2016	574,992
1,500,000		Volusia County, FL Education Facility Authority, (Embry-Riddle Aeronautical University, Inc.), Educational Facilities Refunding Revenue Bonds (Series 2005), 5.000%, (Radian Asset Assurance INS), 10/15/2025	1,371,855
495,000		Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.650%, 05/01/2037	458,004
		TOTAL	34,057,028
		Georgia--0.2%
615,000		Atlanta, GA, (Eastside Tax Allocation District), Tax Allocation Bonds (Series 2005B), 5.600%, 01/01/2030	543,820
750,000		Fulton County, GA Residential Care Facilities, (Canterbury Court), Revenue Bonds (Series 2004A), 6.125%, 02/15/2026	710,820
		TOTAL	1,254,640
		Illinois--4.3%
625,000		Bolingbrook, IL, (Forest City Project), Special Service Area No. 2005-1 Special Tax Bonds (Series 2005), 5.900%, 03/01/2027	567,331
2,615,000		Chicago, IL Housing Authority Capital Program, Refunding Revenue Bonds, 5.000%, (FSA INS), 07/01/2017	2,800,037
10,600,000		Chicago, IL Housing Authority Capital Program, Refunding Revenue Bonds, 5.000%, (FSA INS), 07/01/2026	10,786,772
3,000,000		Chicago, IL O'Hare International Airport, 3rd Lien Refunding Revenue Bonds (Series 2004A), 5.000%, (MBIA Insurance Corp. INS), 01/01/2026	2,901,630
1,180,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2005A), 5.250%, (MBIA Insurance Corp. INS), 01/01/2026	1,174,619
1,500,000		Chicago, IL Park District, LT GO Bonds (Series 2004A), 5.000%, (AMBAC INS), 01/01/2025	1,518,315
1,000,000		Chicago, IL Park District, LT GO Bonds (Series 2004A), 5.000%, (AMBAC INS), 01/01/2026	1,010,150
415,000		DuPage County, IL, (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 03/01/2036	347,874
1,335,000		Harvey, IL, Refunding & Improvement UT GO Bonds (Series 2007A), 5.625%, 12/01/2032	1,256,622
1,000,000		Illinois Finance Authority, (Friendship Village of Schaumburg), Revenue Bonds (Series 2005A), 5.625%, 02/15/2037	786,830
3,250,000		Illinois Finance Authority, (Illinois Institute of Technology), Revenue Bonds (Series 2006A), 5.000%, 04/01/2031	2,997,182
2,890,000		Illinois Finance Authority, (Illinois Institute of Technology), Revenue Bonds (Series 2006A), 5.000%, 04/01/2036	2,602,416
875,000		Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%, 05/15/2025	807,914
625,000		Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%, 05/15/2037	543,813
1,000,000		Illinois Health Facilities Authority, (Tabor Hills Supportive Living LLC), Revenue Bonds (Series 2006), 5.250%, 11/15/2036	850,450
		TOTAL	30,951,955
		Indiana--0.9%
2,500,000		Indiana Health & Educational Facility Financing Authority, (Baptist Homes of Indiana), Revenue Bonds (Series 2005), 5.250%, 11/15/2035	2,293,350
1,500,000		Indiana Health & Educational Facility Financing Authority, (Community Foundation of Northwest Indiana), Hospital Revenue Bonds (Series 2007), 5.500%, 03/01/2027	1,374,180
700,000		Indiana Health Facility Financing Authority, (Community Foundation of Northwest Indiana), Hospital Revenue Bonds (Series 2004A), 6.250%, 03/01/2025	711,347
2,500,000		St. Joseph County, IN Hospital Authority, (Madison Center Obligated Group), Health Facilities Revenue Bonds (Series 2005), 5.375%, 02/15/2034	2,157,250
		TOTAL	6,536,127
		Iowa--0.3%
375,000		Bremer County, IA Retirement Facilities, (Bartels Lutheran Retirement Community), Retirement Facility Revenue Bonds (Series 2005A), 5.375%, 11/15/2027	322,399
2,035,000		Iowa Finance Authority, (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2007A), 5.500%, 11/15/2037	1,469,758
500,000		Scott County, IA, (Ridgecrest Village), Revenue Refunding Bonds (Series 2004), 5.625%, 11/15/2018	494,005
		TOTAL	2,286,162
		Kentucky--0.1%
390,000		Kentucky EDFA, (Norton Healthcare, Inc.), Revenue Bonds (Series 2000A), 6.625%, (United States Treasury PRF 10/1/2010@101), 10/01/2028	428,275
110,000		Kentucky EDFA, (Norton Healthcare, Inc.), Revenue Bonds (Series 2000A), 6.625%, 10/01/2028	114,883
		TOTAL	543,158
		Louisiana—0.6%
1,000,000		Opelousas, LA General Hospital Authority, (Opelousas General Health System), Revenue Bonds, 5.300%, 10/01/2018	999,460
1,000,000		St. John the Baptist Parish, LA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.350%, 12/01/2013	983,560
3,000,000		St. John the Baptist Parish, LA, (Marathon Oil Corp.), Revenue Bonds (Series 2007A), 5.125%, 06/01/2037	2,594,160
		TOTAL	4,577,180
		Maryland—1.7%
10,000,000		Maryland State Department of Transportation, Revenue Bonds, 5.000%, 02/15/2020	10,687,400
750,000		Maryland State Health & Higher Educational Facilities Authority, (King Farm Presbyterian Retirement Community), Revenue Bonds (Series 2007B), 5.000%, 01/01/2017	702,375
355,000		Maryland State Health & Higher Educational Facilities Authority, (MedStar Health, Inc.), Refunding Revenue Bonds (Series 2004), 5.750%, 08/15/2016	372,303
500,000		Maryland State IDFA, (Our Lady of Good Counsel High School), EDRBs (Series 2005A), 6.000%, 05/01/2035	479,420
		TOTAL	12,241,498
		Massachusetts—0.7%
1,750,000		Massachusetts HEFA, (Berkshire Health System), Revenue Bonds (Series 2005F), 5.000%, (Assured Guaranty Corp. INS), 10/01/2019	1,812,755
205,000		Massachusetts HEFA, (Milford Regional Medical Center), Revenue Bonds (Series 1998C), 5.750%, 07/15/2013	208,167
2,000,000		Massachusetts HEFA, (Milford Regional Medical Center), Revenue Bonds (Series 2002D), 6.350%, (United States Treasury PRF 7/15/2012@101), 07/15/2032	2,255,900
1,000,000		Massachusetts HEFA, (Northern Berkshire Health System ), Revenue Bonds (Series 2004A), 6.375%, 07/01/2034	964,130
		TOTAL	5,240,952
		Michigan—3.1%
1,100,000		Cornell Township MI, Economic Development Corp., (MeadWestvaco Corp.), Refunding Revenue Bonds, 5.875%, (United States Treasury PRF 5/1/2012@100), 05/01/2018	1,210,616
1,905,000		Delta County, MI Economic Development Corp., (MeadWestvaco Corp.), Environmental Improvement Revenue Refunding Bonds (Series A), 6.250%, (United States Treasury PRF 4/15/2012@100), 04/15/2027	2,109,692
9,000,000		Detroit, MI City School District, UT GO Bonds (Series 2005A), 5.000%, (FSA INS), 05/01/2017	9,454,950
4,370,000		Detroit, MI, UT GO Bonds (Series 2008-A), 5.000%, (Assured Guaranty Corp. INS), 04/01/2024	4,285,965
300,000		Gaylord, MI Hospital Finance Authority, (Otsego Memorial Hospital Obligated Group), Hospital Revenue Refunding Bonds (Series 2004), 6.500%, 01/01/2037	280,533
1,000,000		Kent Hospital Finance Authority, MI, (Metropolitan Hospital ), Revenue Bonds (Series 2005A), 6.250%, 07/01/2040	959,980
1,000,000		Michigan State Hospital Finance Authority, (Oakwood Obligated Group), Revenue Bonds, 5.500%, 11/01/2013	1,050,990
2,625,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.000%, 06/01/2048	2,184,105
1,000,000		Riverview, MI Community School District, Refunding UT GO Bonds, 5.000%, (GTD by Q-SBLF), 05/01/2021	1,031,660
		TOTAL	22,568,491
		Minnesota—0.5%
550,000		Glencoe, MN Health Care Facilities, (Glencoe Regional Health Services), Revenue Bonds (Series 2005), 5.000%, 04/01/2031	476,179
500,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (HealthPartners Obligated Group), Health Care Facility Revenue Bonds (Series 2003), 6.000%, 12/01/2019	508,145
2,000,000		St. Paul, MN Housing & Redevelopment Authority, (Health East, Inc.), Hospital Facility Revenue Bonds (Series 2005), 6.000%, 11/15/2030	1,977,980
1,000,000		St. Paul, MN Housing & Redevelopment Authority, (Health East, Inc.), Hospital Facility Revenue Bonds (Series 2005), 6.000%, 11/15/2035	981,470
		TOTAL	3,943,774
		Mississippi—0.5%
2,060,000		Lowndes County, MS Solid Waste Disposal, (Weyerhaeuser Co.), PCRBs (Project A), 6.800%, 04/01/2022	2,130,267
750,000		Mississippi Business Finance Corp., (System Energy Resources, Inc.), PCRBs, 5.875%, 04/01/2022	720,337
900,000		Mississippi Hospital Equipment & Facilities Authority, (Southwest Mississippi Regional Medical Center), Refunding & Improvement Revenue Bonds, 5.750%, 04/01/2023	891,135
		TOTAL	3,741,739
		Missouri—0.5%
1,500,000		Missouri Development Finance Board, (Branson, MO), Infrastructure Facilities Revenue Bonds (Series 2004A), 5.250%, 12/01/2019	1,458,720
2,000,000		Missouri State HEFA, (BJC Health System, MO), Health Facilities Revenue Bonds, 5.250%, 05/15/2018	2,051,700
		TOTAL	3,510,420
		Nebraska—1.4%
10,000,000		Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds (Series 2003A), 5.000%, (FSA INS), 04/01/2028	10,003,400
		Nevada—1.9%
3,020,000		Clark County, NV Airport System, Revenue Bonds (Senior Series 2008E), 5.000%, 07/01/2013	3,208,176
8,585,000		Clark County, NV School District, LT GO School Bonds (2007C), 5.000%, 06/15/2025	8,797,565
245,000		Clark County, NV, (Mountains Edge SID No. 142), LO Improvement Bonds (Series 2003), 5.800%, 08/01/2015	238,287
500,000		Clark County, NV, (Summerlin-Mesa SID No. 151), Special Assessment Revenue Bonds (Series 2005), 5.000%, 08/01/2025	400,650
245,000		Henderson, NV, (Falls at Lake Las Vegas LID No. T-16), Local Improvement District No. T-16 LT Obligation Improvement Bonds, 5.100%, 03/01/2022	156,797
580,000		Henderson, NV, (Falls at Lake Las Vegas LID No. T-16), Local Improvement District No. T-16 LT Obligation Improvement Bonds, 5.125%, 03/01/2025	371,206
655,000		Las Vegas Valley, NV Water District, Refunding LT GO Bonds (Series 2003B), 5.000%, (MBIA Insurance Corp. INS), 06/01/2027	661,557
		TOTAL	13,834,238
		New Hampshire—0.1%
690,000		New Hampshire HEFA, (Havenwood-Heritage Heights ), Revenue Bonds (Series 2006A), 5.350%, 01/01/2026	583,443
		New Jersey—1.5%
1,000,000		New Jersey EDA, (NJ Dedicated Cigarette Excise Tax), Revenue Bonds, (Series 2004), 5.750%, 06/15/2029	936,530
2,225,000		New Jersey EDA, (New Jersey State), School Facilities Construction Bonds (Series 2008Y), 5.000%, 09/01/2019	2,330,287
1,000,000		New Jersey EDA, (New Jersey State), School Facilities Construction Revenue Bonds (Series 2004I), 5.250%, (United States Treasury PRF 9/1/2014@100), 09/01/2028	1,108,750
1,000,000		New Jersey EDA, (Winchester Gardens at Ward Homestead), First Mortgage Refunding Revenue Bonds (Series 2004A), 4.800%, 11/01/2013	993,980
300,000		New Jersey EDA, (Winchester Gardens at Ward Homestead), Revenue Refunding Bonds (Series A), 5.750%, 11/01/2024	291,342
900,000		New Jersey Health Care Facilities Financing Authority, (Children’s Specialized Hospital), Revenue Bonds, (Series 2005A), 5.500%, 07/01/2030	841,320
575,000		New Jersey State Educational Facilities Authority, (Georgian Court University), Revenue Bonds (Series 2007), 5.250%, 07/01/2027	556,232
3,050,000		Tobacco Settlement Financing Corp., NJ, Revenue Bonds, 7.000%, (United States Treasury PRF 6/1/2013@100), 06/01/2041	3,576,522
		TOTAL	10,634,963
		New Mexico—0.1%
500,000	[2,3]	Jicarilla, NM Apache Nation, Revenue Bonds, 5.500%, 09/01/2023	513,745
		New York—4.7%
500,000		Dutchess County, NY IDA, (St. Francis Hospital and Health Centers), Civic Facility Revenue Bonds (Series 2004B), 7.500%, 03/01/2029	531,445
200,000		Long Island Power Authority, NY, Electric System Revenue Bonds (Series C), 5.000%, 09/01/2022	202,136
2,500,000	[2]	New York City, NY IDA, (7 World Trade Center LLC), Liberty Revenue Bonds (Series A), 6.500%, 03/01/2035	2,444,800
4,000,000		New York City, NY IDA, (Yankee Stadium LLC), CPI PILOT Revenue Bonds (Series 2006), (FGIC INS), 4.996%, 03/01/2021	3,178,440
8,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Fiscal 2002 Series A), 5.000%, 06/15/2032	8,018,640
1,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Series C), 5.250%, (AMBAC INS), 08/01/2022	1,044,450
335,000		New York City, NY, UT GO Bonds (Fiscal 2003 Series J), 5.500%, (United States Treasury PRF 6/1/2013@100), 06/01/2023	373,954
40,000		New York City, NY, UT GO Bonds (Fiscal 2003 Series J), 5.500%, 06/01/2023	41,594
350,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series D), 5.250%, 10/15/2020	363,716
800,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series I), 5.000%, 08/01/2019	828,784
1,500,000		New York City, NY, UT GO Bonds (Fiscal 2005 Series C), 5.250%, 08/15/2024	1,545,285
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2005 Series D), 5.000%, 11/01/2025	1,015,470
2,215,000		New York City, NY, UT GO Bonds (Fiscal 2006 Series E-1), 5.000%, 08/01/2023	2,263,531
1,410,000		New York State Dormitory Authority, (Health Quest Systems, Inc. Obligated Group), Revenue Bonds (Series 2007B), 5.250%, (Assured Guaranty Corp. INS), 07/01/2027	1,460,704
4,870,000		New York State Environmental Facilities Corp., (New York State Personal Income Tax Revenue Bond Fund), Revenue Bonds (Series 2007A), 5.000%, 12/15/2022	5,096,845
2,500,000		New York State Thruway Authority, (New York State Personal Income Tax Revenue Bond Fund), Revenue Bonds (Series 2007A), 5.250%, 03/15/2026	2,631,250
1,095,000		New York State Thruway Authority, (New York State Thruway Authority — Dedicated Highway & Bridge Trust Fund), Second General Highway and Bridge Trust Fund Bonds (Series 2008A), 5.000%, 04/01/2022	1,148,852
500,000		Tobacco Settlement Financing Corp., NY, (New York State), Asset-Backed Revenue Bonds (Series 2003A-1), 5.500%, 06/01/2018	522,405
900,000		Tobacco Settlement Financing Corp., NY, (New York State), Revenue Bonds (Series 2003C-1), 5.500%, 06/01/2018	937,737
500,000		Tobacco Settlement Financing Corp., NY, (New York State), Revenue Bonds (Series 2003C-1), 5.500%, 06/01/2022	517,080
		TOTAL	34,167,118
		North Carolina—1.5%
6,500,000		Johnston Memorial Hospital Authority, NC, (Johnston Memorial Hospital ), FHA Insured Mortgage Revenue Bonds (Series 2008), 5.250%, (FSA INS), 10/01/2024	6,733,870
1,000,000		North Carolina Medical Care Commission, (Arc of North Carolina Projects), Health Care Housing Revenue Bonds (Series 2004A), 5.800%, 10/01/2034	953,410
2,000,000		North Carolina Medical Care Commission, (Pennybyrn at Maryfield), Healthcare Facilities Revenue Bonds (Series 2005A), 5.650%, 10/01/2025	1,751,440
1,535,000		North Carolina Municipal Power Agency No. 1, Revenue Bonds (Series 2008C), 5.250%, 01/01/2020	1,586,776
		TOTAL	11,025,496
		Ohio—3.4%
1,230,000		Akron, Bath & Copley, OH Joint Township, (Summa Health System), Hospital District Revenue Bonds (Series 2004A), 5.125%, (Radian Asset Assurance INS), 11/15/2024	1,135,831
2,850,000		American Municipal Power-Ohio, Inc., Prairie State Energy Campus Project Revenue Bonds (Series 2008A), 5.000%, 02/15/2016	2,991,103
6,680,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.500%, 06/01/2047	5,938,052
235,000		Cleveland-Cuyahoga County, OH Port Authority, (Port of Cleveland Bond Fund), Development Revenue Bonds (Series 2005B), 5.125%, 05/15/2025	206,730
1,000,000		Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.250%, (United States Treasury PRF 12/1/2014@100), 12/01/2022	1,108,590
1,800,000		Franklin County, OH Health Care Facilities, (Ohio Presbyterian Retirement Services), Improvement Revenue Bonds (Series 2005A), 5.125%, 07/01/2035	1,537,722
500,000		Franklin County, OH Health Care Facilities, (Ohio Presbyterian Retirement Services), Revenue Refunding Bonds, 5.500%, 07/01/2021	494,515
1,000,000		Ohio State Air Quality Development Authority, Environmental Improvement Refunding Revenue Bonds (Series 1995), 5.00% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	1,010,890
500,000		Ohio State Higher Educational Facilities Commission, (Baldwin-Wallace College), Revenue Bonds, 5.500%, 12/01/2021	514,260
1,010,000		Ohio State Higher Educational Facilities Commission, (Baldwin-Wallace College), Revenue Bonds, 5.500%, 12/01/2022	1,036,745
1,000,000		Ohio State Higher Educational Facilities Commission, (Mount Union College), Revenue Bonds, 5.250%, 10/01/2026	1,008,510
6,415,000		Ohio State, UT GO Bonds (Series 2006A), 5.000%, 05/01/2021	6,732,478
400,000		Toledo-Lucas County, OH Port Authority, (CSX Corp.), Revenue Bonds, 6.450%, 12/15/2021	417,856
375,000		Toledo-Lucas County, OH Port Authority, (Crocker Park Public Improvement Project), Special Assessment Revenue Bonds, 5.250%, 12/01/2023	353,483
		TOTAL	24,486,765
		Oklahoma—0.3%
2,000,000		Oklahoma County, OK Finance Authority, (Concordia Life Care Community), Retirement Facility Revenue Bonds (Series 2005), 6.000%, 11/15/2038	1,733,960
515,000		Oklahoma State Industries Authority, (Oklahoma Med Resh Foundation), Revenue Bonds, 5.250%, (AMBAC INS), 02/01/2021	519,156
		TOTAL	2,253,116
		Pennsylvania—4.5%
3,095,000		Allegheny County, PA HDA, (UPMC Health System), Hospital Revenue Bonds (Series 2008B), 5.000%, 06/15/2017	3,210,908
500,000		Allegheny County, PA HDA, (West Penn Allegheny Health System), Health System Revenue Bonds (Series 2000B), 9.250%, (United States Treasury PRF 11/15/2010@102), 11/15/2030	583,795
300,000		Allegheny County, PA Higher Education Building Authority, (Chatham College), Revenue Bonds (Series 2002B), 5.250%, 11/15/2016	300,018
500,000		Allegheny County, PA IDA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.500%, 12/01/2029	474,005
600,000		Allegheny County, PA IDA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.600%, 09/01/2030	555,618
1,300,000		Allegheny County, PA IDA, (United States Steel Corp.), Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.500%, 11/01/2016	1,299,883
85,000		Allegheny County, PA IDA, Revenue Bonds (Series 2002B), 5.000%, (MBIA Insurance Corp. INS), 11/01/2022	85,348
415,000		Allegheny County, PA IDA, Revenue Bonds (Series 2002B), 5.000%, (United States Treasury PRF 11/1/2012@100), 11/01/2022	448,731
2,250,000		Allegheny County, PA, Refunding UT GO Notes (C-59B), (FSA INS), 2.415%, 11/01/2026	1,954,687
2,000,000		Allegheny County, PA, UT GO Bonds (Series C-61), 5.000%, (Assured Guaranty Corp. INS), 12/01/2022	2,083,480
850,000		Bucks County, PA IDA, (Ann’s Choice, Inc.), Retirement Community Revenue Bonds (Series 2005A), 6.250%, 01/01/2035	820,684
2,975,000		Burrell, PA School District, UT GO Bonds (Series 2005A), 5.000%, (FSA INS), 07/15/2025	3,043,663
96,000		Crawford County, PA Hospital Authority, (Wesbury United Methodist Community Obligated Group), Senior Living Facilities Revenue Bonds, 5.900%, 08/15/2009	95,993
1,100,000		Cumberland County, PA Municipal Authority, (Presbyterian Homes, Inc.), 5.000%, (Radian Asset Assurance INS), 12/01/2020	1,058,750
250,000		Delaware County, PA Authority, (Neumann College), College Revenue Refunding Bonds (Series 1998A), 5.375%, 10/01/2018	249,303
1,000,000		Lancaster County, PA Hospital Authority, (Lancaster General Hospital), Revenue Bonds, 5.500%, (United States Treasury PRF 9/15/2013@100), 03/15/2026	1,104,200
4,000,000		Lancaster, PA Higher Education Authority, (Franklin & Marshall College), College Revenue Bonds, 5.000%, 04/15/2021	4,102,560
1,000,000		Lehigh County, PA General Purpose Authority, (St. Lukes Hospital of Bethlehem), Hospital Revenue Bonds, 5.375%, (United States Treasury PRF 8/15/2013@100), 08/15/2033	1,099,490
500,000		Montgomery County, PA IDA, (Whitemarsh Continuing Care Retirement Community), Fixed Rate Mortgage Revenue Bonds (Series 2005), 6.250%, 02/01/2035	447,655
250,000		Pennsylvania State Higher Education Facilities Authority, (Dickinson College), Revenue Bonds (Series 2003AA1), 5.000%, (Radian Asset Assurance INS), 11/01/2026	225,038
4,000,000		Pennsylvania State Higher Education Facilities Authority, (Foundation for Indiana University of Pennsylvania ), Revenue Bonds (Series 2007A), (XL Capital Assurance Inc. INS), 2.520%, 07/01/2039	2,790,000
1,000,000		Pennsylvania State Higher Education Facilities Authority, (LaSalle University), Revenue Bonds, 5.250%, 05/01/2023	957,340
500,000		Pennsylvania State Higher Education Facilities Authority, (Messiah College), Revenue Bonds (Series AA), 5.500%, (Radian Asset Assurance INS), 11/01/2022	485,540
500,000		Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Health System Revenue Bonds (Series A), 6.250%, 01/15/2018	536,420
1,000,000		Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Revenue Bonds (Series 2001A), 6.000%, 01/15/2022	1,059,490
500,000		Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Revenue Bonds, (Series A), 6.000%, 01/15/2031	526,010
250,000		Pennsylvania State Higher Education Facilities Authority, (Ursinus College), Revenue Bonds, 5.250%, (Radian Asset Assurance INS), 01/01/2027	248,240
500,000		Philadelphia Authority for Industrial Development, (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 07/01/2035	454,390
1,500,000		St. Mary Hospital Authority, PA, (Catholic Health East), Health System Revenue Bonds (Series 2004B), 5.375%, (United States Treasury PRF 11/15/2014@100), 11/15/2034	1,661,010
500,000		Westmoreland County, PA IDA, (Redstone Presbyterian Seniorcare Obligated Group), Retirement Community Revenue Bonds (Series 2005A), 5.750%, 01/01/2026	445,215
		TOTAL	32,407,464
		South Carolina—3.0%
2,200,000		Georgetown County, SC Environmental Improvements, (International Paper Co.), Refunding Revenue Bonds, 5.700%, 04/01/2014	2,173,248
3,710,000		Greenville, SC Hospital System, Hospital Refunding Revenue Bonds (Series 2008A), 5.000%, 05/01/2016	3,904,367
825,000		Lancaster County, SC, (Sun City Carolina Lakes Improvement District), Assessment Revenue Bonds (Series 2006), 5.450%, 12/01/2037	641,355
1,445,000		Lexington County, SC Health Services District, Inc., (Lexington Medical Center), Refunding & Improvement Hospital Revenue Bonds, 5.750%, (United States Treasury PRF 11/1/2013@100), 11/01/2028	1,600,049
1,745,000		Myrtle Beach, SC, Hospitality Fee Revenue Bonds (Series 2004A), 5.375%, (FGIC INS), 06/01/2020	1,824,275
1,000,000		Newberry County, SC, (Newberry Community Memorial Hospital), Special Source Refunding Revenue Bonds, 5.250%, (Radian Asset Assurance INS), 12/01/2029	920,480
60,000		South Carolina Jobs-EDA, (Bon Secours Health System), EDRBs, (Series 2002A), 5.500%, (United States Treasury PRF 11/15/2012@100), 11/15/2023	65,878
215,000		South Carolina Jobs-EDA, (Bon Secours Health System), EDRBs, (Series 2002A), 5.500%, 11/15/2023	215,632
325,000		South Carolina Jobs-EDA, (Bon Secours Health System), Health System Revenue Bonds (Series A), 5.625%, (United States Treasury PRF 11/15/2012@100), 11/15/2030	358,459
1,230,000		South Carolina Jobs-EDA, (Bon Secours Health System), Health System Revenue Bonds (Series A), 5.625%, 11/15/2030	1,232,435
8,000,000		South Carolina Jobs-EDA, (Palmetto Health Alliance), Hospital Revenue Bonds, 2.990%, Mandatory Tender 08/01/2013	7,690,000
1,200,000		South Carolina Jobs-EDA, (Wesley Commons), First Mortgage Health Facilities Refunding Revenue Bonds (Series 2006), 5.300%, 10/01/2036	950,412
		TOTAL	21,576,590
		South Dakota—0.5%
4,020,000		Educational Enhancement Funding Corp., SD, Tobacco Revenue Bonds (Series 2002B), 6.500%, 06/01/2032	3,924,485
		Tennessee—1.8%
2,000,000		Johnson City, TN Health & Education Facilities Board, (Mountain States Health Alliance), Hospital First Mortgage Revenue Bonds (Series 2006A), 5.500%, 07/01/2031	1,848,160
365,000		Knox County, TN Health Education & Housing Facilities Board, (Baptist Health System of East Tennessee), Hospital Facilities Revenue Bonds, 6.500%, 04/15/2031	373,545
5,000,000		Metropolitan Government Nashville & Davidson County, TN, UT GO Bonds, 5.000%, 01/01/2019	5,388,950
5,000,000		Shelby County, TN Health Education & Housing Facilities Board, (Methodist Healthcare), Revenue Bonds (Series 2004A), 5.250%, (FSA INS), 09/01/2020	5,246,600
		TOTAL	12,857,255
		Texas—5.2%
1,545,000		Bexar County, HFDC, (Army Retirement Residence Foundation), Refunding Revenue Bonds (Series 2007), 5.000%, 07/01/2033	1,307,750
1,000,000		Canyon, TX ISD, Refunding & Improvement UT GO Bonds (Series 2002A), 5.375%, (United States Treasury PRF 2/15/2013@100), 02/15/2024	1,094,870
1,000,000		Decatur, TX Hospital Authority, (Wise Regional Health System), Hospital Revenue Bonds (Series 2004A), 7.125%, 09/01/2034	1,014,060
1,835,000		Galveston County, TX, LT GO Bonds (Series 2003C), 5.250%, (United States Agency PRF 2/1/2013@100), 02/01/2021	1,991,085
1,000,000		HFDC of Central Texas, Inc., (Legacy at Willow Bend), Retirement Facility Revenue Bonds (Series 2006A), 5.750%, 11/01/2036	824,750
1,000,000		Harris County, TX, Refunding Sr. Lien Toll Road Revenue Bonds, 5.000%, (FGIC INS), 08/15/2027	1,011,920
2,000,000		Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), Refunding Revenue Bonds (Series 2008), 5.250%, (Berkshire Hathaway Assurance Corp. INS), 05/15/2028	2,061,600
1,000,000		Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), Refunding Revenue Bonds (Series 2008), 5.750%, 05/15/2023	1,054,410
1,000,000		Lower Colorado River Authority, TX, Transmission Contract Refunding Revenue Bonds (Series 2003C), 5.250%, (AMBAC INS), 05/15/2018	1,045,500
200,000		Matagorda County, TX Navigation District No. 1, (CenterPoint Energy Houston Electric LLC), COL Refunding Revenue Bonds, 5.600%, 03/01/2027	180,252
1,125,000		Mesquite, TX HFDC, (Christian Care Centers, Inc.), Retirement Facility Revenue Bonds (Series 2005), 5.625%, 02/15/2035	996,097
500,000		North Central Texas HFDC, (Children’s Medical Center of Dallas), Hospital Revenue Refunding Bonds (Series 2002), 5.250%, (AMBAC INS), 08/15/2022	505,275
1,250,000		North Central Texas HFDC, (Northwest Senior Housing Corp. Edgemere Project), Retirement Facility Revenue Bonds (Series 1999), 7.500%, (United States Treasury PRF 11/15/2009@102), 11/15/2029	1,359,600
750,000		Port of Corpus Christi, TX IDC, (Valero Energy Corp.), Revenue Refunding Bonds (Series C), 5.400%, 04/01/2018	735,022
500,000		Sabine River Authority, TX, (Southwestern Electric Power Co.), PCRBs (Series 2006), 4.950%, (MBIA Insurance Corp. INS), 03/01/2018	492,265
250,000		Sabine River Authority, TX, (Texas Competitive Electric Holdings Co. LLC), PCRBs (Series 2003B), 6.150%, 08/01/2022	201,385
5,000,000		San Antonio, TX Electric & Gas System, Revenue Bonds (Series 2008), 5.000%, 02/01/2018	5,386,650
1,000,000		San Leanna, TX Education Facilities Corp., (Saint Edward’s University), Higher Education Revenue Bonds (Series 2007), 5.125%, 06/01/2027	957,410
2,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Air Force Village), Retirement Facility Revenue Bonds (Series 2007), 5.125%, 05/15/2037	1,741,680
1,100,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Northwest Senior Housing Corp. Edgemere Project), Revenue Bonds, (Series 2006A), 6.000%, 11/15/2036	1,025,090
3,400,000		Texas State Transportation Commission, (Texas State), Mobility Fund Bonds (Series 2005A), 5.000%, 04/01/2026	3,467,320
5,675,000		Texas State, Water Financial Assistance UT GO Bonds (Series 2004C&D), 5.000%, 08/01/2027	5,766,084
715,000		Travis County, TX HFDC, (Querencia at Barton Creek), Retirement Facility Revenue Bonds, 5.650%, 11/15/2035	606,499
2,970,000		Wharton, TX ISD, School Building UT GO Bonds, 5.000%, (GTD by PSFG), 02/15/2032	2,949,626
		TOTAL	37,776,200
		Utah—1.0%
1,475,000		Utah State Board of Regents, (Utah State University), Revenue Bonds (Series 2004), 5.250%, (United States Treasury PRF 4/1/2014@100), 04/01/2020	1,623,680
5,000,000		Utah State Transit Authority, Sales Tax Revenue Bonds (Series 2002A), 5.000%, (United States Treasury PRF 12/15/2012@100), 06/15/2032	5,414,200
		TOTAL	7,037,880
		Virginia—1.5%
4,485,000		Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625%, (United States Agency PRF 6/1/2015@100), 06/01/2037	4,978,978
4,925,000		Virginia Commonwealth Transportation Board, Revenue Refunding Route 58 Corridor Bonds (Series 2004B), 5.000%, 05/15/2018	5,226,607
1,170,000		Virginia Peninsula Port Authority, (Brinks Co. (The)), Coal Terminal Revenue Refunding Bonds (Series 2003), 6.000%, 04/01/2033	1,098,454
		TOTAL	11,304,039
		Washington—3.1%
9,455,000		Energy Northwest, WA, Columbia Generating Station Revenue Bonds (Series C), 5.000%, 07/01/2024	9,684,284
1,160,000		Energy Northwest, WA, Wind Project Revenue Bonds, 5.000%, (AMBAC INS), 07/01/2023	1,138,435
500,000		Skagit County, WA Public Hospital District No. 1, (Skagit Valley Hospital), Refunding Revenue Bonds (Series 2003), 6.000%, 12/01/2018	509,525
1,000,000		Skagit County, WA Public Hospital District No. 1, (Skagit Valley Hospital), Revenue Bonds (Series 2005), 5.500%, 12/01/2030	913,630
1,000,000		Skagit County, WA Public Hospital District No. 1, UT GO Bonds (Series 2004: Skagit Valley Hospital), 5.500%, (MBIA Insurance Corp. INS), 12/01/2023	1,026,240
820,000		Tacoma, WA Water, Refunding Revenue Bonds, 5.000%, (FSA INS), 12/01/2023	836,154
500,000		Tacoma, WA Water, Refunding Revenue Bonds, 5.000%, (FSA INS), 12/01/2022	511,155
1,250,000		Tobacco Settlement Authority, WA, Tobacco Settlement Asset Backed Revenue Bonds, 6.625%, 06/01/2032	1,222,775
3,500,000		Washington State Health Care Facilities Authority, (Group Health Cooperative), Revenue Bonds, 5.000%, (Radian Asset Assurance INS), 12/01/2036	2,926,140
1,625,000		Washington State Housing Finance Commission, (Skyline at First Hill), Nonprofit Revenue Bonds (Series 2007A), 5.625%, 01/01/2038	1,413,799
2,500,000		Washington State, UT GO Motor Vehicle Fuel Tax Bonds (Series 2009B), 5.000%, 07/01/2016	2,710,475
		TOTAL	22,892,612
		West Virginia—0.6%
1,000,000		Ohio County, WV County Commission, (Fort Henry Centre Tax Increment Financing District No. 1), Tax Increment Revenue Bonds (Series 2005A), 5.625%, 06/01/2034	944,100
2,900,000		Pleasants County, WV County Commission, (Allegheny Energy Supply Company LLC), PCR Revenue Refunding Bonds (Series 2007F), 5.250%, 10/15/2037	2,691,867
1,000,000		West Virginia State Hospital Finance Authority, (Camden Clark Memorial Hospital ), Hospital Revenue & Improvement Refunding Bonds (Series 2004A), 5.250%, (FSA INS), 02/15/2019	1,040,610
		TOTAL	4,676,577
		Wisconsin—1.0%
3,600,000		Badger, WI Tobacco Asset Securitization Corp., Asset-Backed Revenue Bonds, 6.125%, 06/01/2027	3,530,700
160,000		Wisconsin State HEFA, (Beaver Dam Community Hospitals, Inc.), Revenue Bonds (Series 2004A), 6.750%, 08/15/2034	162,245
160,000		Wisconsin State HEFA, (Blood Center of Wisconsin, Inc.), Revenue Bonds (Series 2004), 5.750%, 06/01/2034	157,658
1,000,000		Wisconsin State HEFA, (Fort Healthcare, Inc.), Revenue Bonds (Series 2004), 6.100%, 05/01/2034	997,050
750,000		Wisconsin State HEFA, (Marshfield Clinic, WI), Revenue Bonds, (Series 2006A), 5.375%, 02/15/2034	681,847
250,000		Wisconsin State HEFA, (Southwest Health Center), Revenue Bonds (Series 2004A), 6.250%, 04/01/2034	228,457
1,400,000		Wisconsin State HEFA, (Vernon Memorial Healthcare, Inc.), Revenue Bonds (Series 2005), 5.250%, 03/01/2035	1,197,070
		TOTAL	6,955,027
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $498,952,515)	484,403,799
		SHORT-TERM MUNICIPALS—3.3%[4]
		Alaska—0.2%
1,200,000		Valdez, AK Marine Terminal, (Series 2003A) Daily VRDNs (BP Pipelines (Alaska) Inc.), (GTD by BP PLC), 2.100%, 8/1/2008	1,200,000
		California—0.3%
2,100,000		California Infrastructure & Economic Development Bank, (Series 2005) Daily VRDNs (Asian Art Museum Foundation of San Francisco), (MBIA Insurance Corp. INS, JPMorgan Chase Bank, N.A. LIQ), 5.750%, 8/1/2008	2,100,000
		Minnesota—0.7%
5,000,000	[2,3]	Southern Minnesota Municipal Power Agency, ROCs (Series 189 II) Weekly VRDNs, (Citibank NA, New York LIQ, AMBAC INS), 3.500%, 8/7/2008	5,000,000
		Missouri—0.7%
3,300,000		Missouri State HEFA, (Series 1997) Daily VRDNs (Cox Health Systems), (JPMorgan Chase Bank, N.A. LIQ, MBIA Insurance Corp. INS), 7.750%, 8/1/2008	3,300,000
1,800,000		Missouri State HEFA, (Series 2002) Daily VRDNs (Cox Health Systems), (AMBAC INS, Bank of Nova Scotia, Toronto LIQ), 11.000%, 8/1/2008	1,800,000
		TOTAL	5,100,000
		Oklahoma—0.2%
1,000,000	[2,3]	Tulsa, OK Airport Improvement Trust, Variable Rate Certificates (Series 1997B-2: Tulsa International Airport) Weekly VRDNs, (MBIA Insurance Corp. INS, Bank of America N.A. LIQ), 4.000%, 8/7/2008	1,000,000
		Pennsylvania—0.0%
200,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-B) Daily VRDNs (Children’s Hospital of Philadelphia), (JPMorgan Chase Bank, N.A. LIQ), 2.050%, 8/1/2008	200,000
		Tennessee—0.2%
1,700,000		Sevier County, TN Public Building Authority, (Series IV-C-1) Daily VRDNs (Blount County, TN), (FSA INS, JPMorgan Chase Bank, N.A. LIQ), 2.850%, 8/1/2008	1,700,000
		Texas—0.5%
3,745,000		Harris County, TX HFDC, (Series 2005A) Weekly VRDNs (Baylor College of Medicine), (AMBAC INS, JPMorgan Chase Bank, N.A. LIQ), 6.500%, 8/6/2008	3,745,000
		Virginia—0.5%
3,800,000		Roanoke, VA IDA, (Series 2005B-2) Daily VRDNs (Carilion Health System Obligated Group), (FSA INS, SunTrust Bank LIQ), 2.270%, 8/1/2008	3,800,000
		TOTAL SHORT-TERM MUNICIPALS (AT COST)	23,845,000
		TOTAL INVESTMENTS—99.1% (IDENTIFIED COST $735,175,320)[5]	718,856,060
		OTHER ASSETS AND LIABILITIES – NET—0.9%[6]	6,545,819
		TOTAL NET ASSETS—100%	$725,401,879

	At July 31, 2008, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Non-income producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2008, these restricted securities amounted to $10,237,959, which represented 1.4% of total net assets.

3
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At July 31, 2008, these liquid restricted securities amounted to $6,513,745, which represented 0.9% of total net assets.

	Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at July 31, 2008, is as follows:
	Security	Acquisition Date	Acquisition Cost
	California Statewide Communities Development Authority, (Thomas Jefferson School of Law), Refunding Revenue Bonds (Series 2005B), 4.875%, (United States Treasury PRF 10/1/2015@100), 10/01/2031	8/26/2005	$1,215,506
	New York City, NY IDA, (7 World Trade Center LLC), Liberty Revenue Bonds (Series A), 6.500%, 03/01/2035	3/15/2005	$2,500,000
4	Current rate and next reset date shown for Variable Rate Demand Notes.
5
At July 31, 2008, the cost of investments for federal tax purposes was $735,154,212. The net unrealized depreciation of investments for federal tax purposes was $16,298,152. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,615,608 and net unrealized depreciation from investments for those securities having an excess of cost over value of $33,913,760.

6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COP	--Certificate of Participation
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRBs	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
INS	--Insured
ISD	--Independent School District
LID	--Local Improvement District
LIQ	--Liquidity Agreement
LO	--Limited Obligation
LT	--Limited Tax
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
Q-SBLF	--Qualified State Bond Loan Fund
ROCs	--Reset Option Certificates
SID	--Special Improvement District
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Income Securities TrusT

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	September 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	September 22, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	September 22, 2008